VANECK URANIUM+NUCLEAR ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 11.9%
Boss Energy Ltd. * 1,396,012 $ 4,339,828
Deep Yellow Ltd. * 3,157,406 2,748,326
Paladin Energy Ltd. * 8,242,237 7,351,993
Silex Systems Ltd. * † 916,125 3,065,546
17,505,693
Canada : 18.2%
Cameco Corp. (USD) † 227,288 9,846,116
Denison Mines Corp. (USD) *
† 3,599,246 7,018,529
Fission Uranium Corp. * † 2,958,871 2,120,898
Global Atomic Corp. * † 737,417 1,236,975
NexGen Energy Ltd. (USD) *
† 853,766 6,633,762
26,856,280
China : 5.5%
CGN Mining Co. Ltd. (HKD) *
† 8,430,000 1,867,632
CGN Power Co. Ltd. (HKD)
144A 21,002,000 6,231,195
8,098,827
Czech Republic : 4.9%
CEZ AS 202,623 7,243,645
Underline
Finland : 4.2%
Fortum Oyj † 506,589 6,261,098
Underline
Italy : 5.5%
Endesa SA 437,698 8,124,202
Underline
Jersey, Channel Islands : 4.2%
Yellow Cake Plc 144A * 811,609 6,170,058
Underline
Number
of Shares Value
Kazakhstan : 4.6%
NAC Kazatomprom JSC (USD)
(GDR) 167,535 $ 6,776,791
Underline
South Korea : 1.5%
KEPCO Engineering &
Construction Co., Inc. 45,978 2,265,901
Underline
United States : 39.5%
BWX Technologies, Inc. 82,710 8,487,700
Centrus Energy Corp. * 56,642 2,352,342
Constellation Energy Corp. 64,430 11,909,885
Encore Energy Corp. * 600,434 2,629,901
Energy Fuels, Inc. * † 593,858 3,735,367
PG&E Corp. 615,314 10,312,663
Public Service Enterprise
Group, Inc. 179,466 11,984,739
Uranium Energy Corp. * † 1,017,178 6,865,952
58,278,549
Total Common Stocks
(Cost: $121,622,611) 147,581,044
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.3%
Money Market Fund: 4.3%
(Cost: $6,378,337)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,378,337 6,378,337
Total Investments: 104.3%
(Cost: $128,000,948) 153,959,381
Liabilities in excess of other assets: (4.3)% (6,402,683)
NET ASSETS: 100.0% $ 147,556,698
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $35,147,216.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $12,401,253, or 8.4% of net assets.